Interest-Bearing Loans and Borrowings - Additional Information (Detail) $ in Millions, € in Billions		12 Months Ended
	Feb. 18, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Commercial papers		$ 0	$ 1,500
Commercial papers authorized amount		5,000				€ 3.0
Payments of dividends		2,364	1,800	$ 5,015
Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Committed long-term credit facilities	$ 9,000
Major Borrowings [Member] | Sustainable-Linked Loan Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 10,100
Borrowings, maturity	five-year
Ambev [member]
Disclosure of detailed information about borrowings [line items]
Net increased decreased debt		76,200	82,700
Impact of changes in foreign exchange rates		1,600
Payments of dividends		2,400
AB inBev [member]
Disclosure of detailed information about borrowings [line items]
Current and non-current interest-bearing loans and borrowings		88,800	$ 98,600
Payment of interests and taxes		$ 6,200

[1]	The consolidated statement of cash flows for 2019 has been restated to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. In addition, the 2019 cash flow from investing activities has been restated to reflect reclassification of the cash flow hedges in relation to the Australia divestiture reported in the financing activities in 2019 and recycled to profit or loss upon the completion of the transaction.